Related Party Transactions (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Reserve Quantities [Line Items]
Salaries and consulting fees	$ 533,568	$ 235,504
Unit-based compensation	$ 1,049,565